Intangible assets (Details 2) - Cash-generating units [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units
Discount rate - before tax	19.06%	12.54%
Discount rate - after tax	12.94%	12.38%
Budgeted EBITDA growth rate (average for the next five years)	22.00%	20.00%
Terminal value growth rate:	3.50%	3.50%